Pension Plans (Net Pension Cost of Defined Benefit Plans) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Japan
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 1,507	¥ 1,382	¥ 4,384	¥ 4,144
Interest cost	151	181	438	542
Expected return on plan assets	(713)	(680)	(2,083)	(2,042)
Amortization of prior service credit	(210)	(225)	(615)	(673)
Amortization of net actuarial loss	288	211	865	633
Amortization of transition obligation	0	0	0	0
Net periodic pension cost	1,023	869	2,989	2,604
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	883	802	2,649	2,433
Interest cost	426	491	1,275	1,484
Expected return on plan assets	(1,101)	(1,090)	(3,242)	(3,292)
Amortization of prior service credit	(39)	(44)	(115)	(134)
Amortization of net actuarial loss	113	20	368	59
Amortization of transition obligation	0	1	2	3
Net periodic pension cost	¥ 282	¥ 180	¥ 937	¥ 553